Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Net income (loss)	$ (12,359)	$ 2,596	$ 795
Less: net (loss) income attributable to noncontrolling interests	210	(632)	(1,316)
Net income (loss) attributable to Borqs Technologies, Inc.	(12,569)	3,228	2,111
Accretion to redemption value of Convertible Redeemable Preferred Shares	(6,956)	(976)	(2,417)
Allocation to holders of Convertible Redeemable Preferred Shares		(2,252)
Net loss attributable to Borqs Technologies, Inc.'s ordinary shareholders	$ (19,525)		$ (306)
Denominator:
Weighted-average number of shares outstanding-basic	12,842,671	4,224,725	4,224,090
Weighted-average number of shares outstanding-diluted	12,842,671	4,224,725	4,224,090
Loss per share-Basic:	$ (1.52)	$ 0.00	$ (0.07)
Loss per share-Diluted:	$ (1.52)	$ 0.00	$ (0.07)